Capital Management	12 Months Ended
Dec. 31, 2017
Capital Management [Abstract]
Capital Management

20. CAPITAL MANAGEMENT

The Corporation’s objective in managing capital is to ensure a sufficient liquidity position to manage its business and growth objectives while maximizing return to shareholders through the optimization of debt and equity. On an ongoing basis, liquidity is necessary to finance its marketing activities, research and development activities, general and administrative expenses, working capital and overall capital expenditures.

The Corporation has historically financed its liquidity needs, primarily through borrowings, hybrid instruments and issuance of capital stock. Since the Stars Interactive Group Acquisition, the Corporation has met all its current liquidity requirements from the cash flow generated from operations.

The capital structure of the Corporation and its subsidiaries consists of net debt, which includes long-term debt, and is offset by cash balances, and total equity attributable to shareholders. The Corporation’s capital management objectives are to optimize its capital structure with a view to both deleverage existing operations and minimize dilution by focusing on, among other things, improving profitability, repaying debt and undertaking stock buy-back programs.

For additional information regarding the Corporation’s liquidity risk, see note 31.